401(k) Savings Plan - Additional Information (Detail) - 401(k) Savings Plan [Member] - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jan. 01, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contributions per employee, percent	100.00%	90.00%		90.00%
Defined contribution plan, employer matching contribution percent	4.00%
Defined contribution plan, employer contribution		$ 0.7	$ 0.0